Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Document Creation Date	dei_DocumentCreationDate	Apr. 23, 2019